INCOME TAXES - Changes in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	$ 25,069
Deferred tax liabilities, beginning balance	(42,321)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	885	$ (8,868)
Recognized in contributed surplus	(17)	(744)
Recognized in OCI	141	(267)
Recognized in deficit	3	(413)
Deferred tax assets, ending balance	29,738	25,069
Deferred tax liabilities, ending balance	(46,669)	(42,321)
Deferred tax assets and liabilities, beginning balance	(17,252)	13,858
Deferred tax assets and liabilities, recognized in earnings (with translations adjustments)	2,200	(10,152)
Deferred tax assets and liabilities, recognized in contributed surplus	(17)	(744)
Deferred tax assets and liabilities, recognized in other comprehensive income	147	(310)
Deferred tax assets and liabilities, recognized in deficit	3	(413)
Deferred tax assets and liabilities, business acquisitions	0	(19,491)
Deferred tax assets and liabilities, ending balance	(16,931)	(17,252)
Impact due to foreign exchange rates, recognized in earnings (with translation adjustments)	(1,315)	1,284
Impact due to foreign exchange rates, recognized in contributed surplus	0	0
impact due to foreign exchange rates, recognized in other comprehensive income	(6)	43
Impact due to foreign exchange rates, recognized in deficit	0	0
Deferred tax assets, Tax credits, losses, carryforwards and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	11,147	11,387
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	2,503	(3,051)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions		2,811
Balance reclassified to other current assets	(2,012)
Deferred tax assets, ending balance	11,638	11,147
Deferred tax assets and liabilities, beginning balance	11,147
Deferred tax assets and liabilities, ending balance	11,638	11,147
Deferred tax assets, Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	13,910	15,661
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	2,744	(1,751)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions		0
Balance reclassified to other current assets	0
Deferred tax assets, ending balance	16,654	13,910
Deferred tax assets and liabilities, beginning balance	(24,380)
Deferred tax assets and liabilities, ending balance	(27,496)	(24,380)
Deferred tax assets, Pension and other post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	3,798	7,175
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	333	(2,604)
Recognized in contributed surplus	0	0
Recognized in OCI	(165)	(773)
Recognized in deficit	0	0
Business acquisitions		0
Balance reclassified to other current assets	0
Deferred tax assets, ending balance	3,966	3,798
Deferred tax assets and liabilities, beginning balance	3,798
Deferred tax assets and liabilities, ending balance	3,966	3,798
Deferred tax assets, Stock-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	2,508	4,532
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(728)	(867)
Recognized in contributed surplus	(17)	(744)
Recognized in OCI	0	0
Recognized in deficit	3	(413)
Business acquisitions		0
Balance reclassified to other current assets	0
Deferred tax assets, ending balance	1,766	2,508
Deferred tax assets and liabilities, beginning balance	2,508
Deferred tax assets and liabilities, ending balance	1,766	2,508
Deferred tax assets, Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	5,659	3,894
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	363	740
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions		1,025
Balance reclassified to other current assets	0
Deferred tax assets, ending balance	6,022	5,659
Deferred tax assets, Goodwill and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	6,998	7,950
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	30	(952)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions		0
Balance reclassified to other current assets	0
Deferred tax assets, ending balance	7,028	6,998
Deferred tax assets and liabilities, beginning balance	(18,345)
Deferred tax assets and liabilities, ending balance	(15,865)	(18,345)
Deferred tax assets, Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	633	344
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	55	277
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions		12
Balance reclassified to other current assets	0
Deferred tax assets, ending balance	688	633
Deferred tax assets and liabilities, beginning balance	633
Deferred tax assets and liabilities, ending balance	688	633
Deferred tax assets, Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	2,262	1,939
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(344)	478
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions		(155)
Balance reclassified to other current assets	0
Deferred tax assets, ending balance	1,918	2,262
Deferred tax assets and liabilities, beginning balance	2,262
Deferred tax assets and liabilities, ending balance	1,918	2,262
Deferred tax assets, Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	5	466
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	1,380	190
Recognized in contributed surplus	0	0
Recognized in OCI	(45)	0
Recognized in deficit	0	0
Business acquisitions		(651)
Balance reclassified to other current assets	0
Deferred tax assets, ending balance	1,340	5
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	46,920	53,348
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	6,336	(7,540)
Recognized in contributed surplus	(17)	(744)
Recognized in OCI	(210)	(773)
Recognized in deficit	3	(413)
Business acquisitions		3,042
Balance reclassified to other current assets	(2,012)
Deferred tax assets, ending balance	51,020	46,920
Deferred tax liabilities, Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(38,290)	(28,208)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(5,860)	(6,462)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions		(3,620)
Deferred tax liabilities, ending balance	(44,150)	(38,290)
Deferred tax liabilities, Goodwill and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(25,343)	(9,692)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	2,450	3,262
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit	0	0
Business acquisitions		(18,913)
Deferred tax liabilities, ending balance	(22,893)	(25,343)
Deferred tax assets and liabilities, business acquisitions	0
Deferred tax liabilities, Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(539)	(1,590)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(726)	588
Recognized in contributed surplus	0	0
Recognized in OCI	357	463
Recognized in deficit	0	0
Business acquisitions		0
Balance reclassified to other current assets	0
Deferred tax liabilities, ending balance	(908)	(539)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, beginning balance	(64,172)	(39,490)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(4,136)	(2,612)
Recognized in contributed surplus	0	0
Recognized in OCI	357	463
Recognized in deficit	0	0
Business acquisitions		(22,533)
Balance reclassified to other current assets	(2,012)
Deferred tax liabilities, ending balance	$ (67,951)	$ (64,172)